Nuveen Enhanced High Yield Municipal Bond
Fund
Portfolio of Investments June 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 147.5%  (100.0% of Total Investments)
X 82,556,887 MUNICIPAL BONDS - 144.7% (98.1% of Total Investments)
X 82,556,887
Alabama - 0.3%
$ 250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 N/R $ 197,320
Arizona - 1.5%
110 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57, 144A
12/31 at 100.00 N/R 80,268
100 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 N/R 77,389
150 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 3,
Series 2021, 3.750%, 7/01/46
7/31 at 100.00 N/R 106,415
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R 161,217
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A, 7.000%, 10/01/56 , (WI/DD, Settling
7/01/22)
10/29 at 103.00 N/R 402,875
1,110 Total Arizona 828,164
California - 10.1%
500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 329,540
750 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 558,960
500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 397,930
300 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 233,319
250 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 171,925
250 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/51, 144A
6/31 at 100.00 N/R 186,980
250 California School Finance Authority, Charter School Revenue Bonds,
Citizens of the World Charter, Series 2022A, 6.250%, 4/01/52, 144A
4/30 at 100.00 N/R 252,715
250 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A, 4.000%,
6/01/51, 144A
6/27 at 100.00 N/R 192,737
250 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2021C, 4.000%, 9/02/51
9/31 at 100.00 N/R 213,305

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 500 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R $ 409,935
265 CMFA Special Finance Agency XII, California, Essential Housing Revenue
Bonds, Allure Apartments Project, Series 2022A-2, 4.375%, 8/01/49,
144A
2/32 at 100.00 N/R 203,629
250 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R 194,895
290 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 207,008
325 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R 233,363
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 190,462
305 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 262,340
630 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Mezzanine Lien
Series 2021B, 4.000%, 7/01/58, 144A
7/32 at 100.00 N/R 446,418
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R 167,745
135 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 105,531
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 179,772
6,100 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 600,484
12,850 Total California 5,738,993
Colorado - 31.6%
500 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R 394,560
2,500 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 2,226,075
500 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 N/R 408,295
1,750 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3,
4.750%, 12/01/51
9/26 at 103.00 N/R 1,326,273
250 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/47
12/22 at 103.00 N/R 239,650

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
8/22 at 100.00 N/R $ 333,585
1,000 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/51
9/26 at 103.00 N/R 867,030
247 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2020B-3,
8.000%, 12/15/47, 144A
12/25 at 103.00 N/R 214,112
100 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Project, Refunding Bonds Series 2023A. Forward Delivery, 4.000%,
5/15/48 , (WI/DD, Settling 2/15/23)
5/28 at 103.00 N/R 78,054
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Ralston Creek at Arvada Project, Series 2017A:
225 5.250%, 11/01/32 11/25 at 102.00 N/R 163,627
670 5.500%, 11/01/37 11/25 at 102.00 N/R 480,745
1,250 5.750%, 11/01/47 11/25 at 102.00 N/R 861,212
835 6.000%, 11/01/52 11/25 at 102.00 N/R 580,918
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sunny Vista Living Center Project, Refunding &
Improvement Series 2015A:
500 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 432,240
500 6.250%, 12/01/50, 144A 12/25 at 100.00 N/R 392,895
500 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax, General Obligation Bonds, Subordinate Series 2022B, 6.000%,
12/15/41
3/27 at 103.00 N/R 471,565
1,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2022, 6.500%,
12/01/51
12/29 at 103.00 N/R 940,880
500 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 N/R 378,925
1,000 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 N/R 653,760
500 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.750%,
12/01/51
12/26 at 103.00 N/R 391,280
500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R 417,775
500 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 N/R 428,490
1,000 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 N/R 821,370
500 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R 409,835
500 Senac South Metropolitan District No. 1, Aurora, Colorado, General
Obligation Bonds, Limited Tax Series 2021A(3), 5.250%, 12/01/51
12/26 at 103.00 N/R 420,975
500 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited Tax
General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51, 144A
3/27 at 103.00 N/R 392,620
500 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R 395,635

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 USAFA Visitor Center Business Improvement District, Colorado Springs,
Colorado, Special Revenue Bonds, Series 2022A,, 5.000%, 12/01/52,
144A
12/26 at 103.00 N/R $ 839,060
500 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%,
12/01/52
6/27 at 103.00 N/R 511,090
500 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 N/R 420,365
500 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 N/R 379,125
1,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.000%, 12/01/41, 144A
9/26 at 103.00 N/R 781,480
22,327 Total Colorado 18,053,501
Florida - 18.7%
250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 N/R 181,785
250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call N/R 226,222
15,020 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Subordinate Series 2021B,
0.010%, 7/01/61, 144A
No Opt. Call N/R 726,818
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
250 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R 204,125
175 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R 136,780
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57,
144A
1/28 at 101.00 N/R 77,889
360 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014, 5.625%,
6/15/29, 144A
6/24 at 100.00 N/R 335,743
4,485 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 4,490,203
1,000 Hillsborough County, Florida, Utility Revenue Bonds, Series 2021A,
2.500%, 8/01/51, (UB) (4)
8/31 at 100.00 AA+ 687,610
1,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1, 4.000%, 10/01/50, (AMT), (UB) (4)
10/31 at 100.00 Aa3 917,100
100 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022, 5.625%,
5/01/52, 144A
5/32 at 100.00 N/R 96,084
580 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
12/22 at 108.00 N/R 440,916
500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A
5/31 at 100.00 N/R 428,835

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy Pointe
At UCF Project, Series 2019A:
$ 415 5.000%, 11/15/29 11/26 at 103.00 N/R $ 387,751
500 5.750%, 11/15/54 11/26 at 103.00 N/R 448,305
250 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019B,
4.250%, 11/15/26
8/22 at 100.00 N/R 233,685
750 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R 669,173
25,985 Total Florida 10,689,024
Idaho - 1.1%
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A:
250 5.000%, 7/15/41, 144A 7/26 at 103.00 N/R 206,297
250 5.000%, 7/15/56, 144A 7/26 at 103.00 N/R 188,518
250 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R 174,385
100 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R 71,983
850 Total Idaho 641,183
Illinois - 1.9%
250 Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A, 5.000%, 7/01/56, 144A
7/31 at 100.00 N/R 200,580
250 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017, 5.500%, 5/15/54
5/24 at 103.00 N/R 199,215
400 Illinois State, General Obligation Bonds, Refunding March Series 2022A,
5.500%, 3/01/47, (UB) (4)
3/32 at 100.00 N/R 434,284
250 Southwestern Illinois Development Authority, Environmental Improvement
Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%,
8/01/42, (AMT)
8/22 at 100.00 B- 250,015
1,150 Total Illinois 1,084,094
Indiana - 1.3%
775 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022, 5.250%, 9/01/57, (UB) (4)
9/32 at 100.00 N/R 737,304
Kansas - 1.6%
1,000 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 3/01/41, 144A
3/29 at 103.00 N/R 934,850
Louisiana - 0.3%
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Encore Academy Project, Series 2021A:
100 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 87,751
100 5.000%, 6/01/51, 144A 6/31 at 100.00 N/R 82,794
200 Total Louisiana 170,545

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland - 0.2%
$ 135 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/52, 144A
5/30 at 100.00 N/R $ 131,136
Michigan - 1.9%
330 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Holly Academy Project, Refunding Series 2021, 4.000%,
12/01/51
12/31 at 100.00 N/R 252,724
290 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
5.000%, 12/01/46
12/27 at 100.00 N/R 242,994
3,500 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R 320,495
100 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 N/R 85,912
185 Trillium Academy, Michigan, Public School Academy Revenue Bonds,
Refunding Series 2019, 5.750%, 11/01/40
11/26 at 103.00 BB 171,550
4,405 Total Michigan 1,073,675
Minnesota - 2.3%
500 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R 375,030
1,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A, 5.875%, 6/01/57, 144A
6/30 at 102.00 N/R 936,210
1,500 Total Minnesota 1,311,240
Missouri - 5.2%
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
2,375 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 1,970,110
825 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 646,981
Missouri Southern State University, Auxiliary Enterprise
System Revenue Bonds, Series 2021:
100 4.000%, 10/01/34 10/31 at 100.00 N/R 86,195
100 4.000%, 10/01/44 10/31 at 100.00 N/R 77,670
245 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
No Opt. Call N/R 178,815
3,645 Total Missouri 2,959,771
Nevada - 1.6%
1,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R 917,170
New York - 6.4%
1,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.400%, 11/01/50, (UB) (4)
5/28 at 100.00 Aa2 674,810
1,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2021-1, 2.450%, 11/01/45, (UB) (4)
9/29 at 100.00 N/R 723,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 750 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 0.000%, 10/01/46 (5)
8/22 at 100.00 N/R $ 600,000
Syracuse Industrial Development Authority, New York,
PILOT Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
1,000 5.000%, 1/01/31, (AMT) 1/26 at 100.00 CC 827,790
550 5.000%, 1/01/34, (AMT) 1/26 at 100.00 CC 428,676
250 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A, 4.500%, 7/01/56, 144A
7/27 at 104.00 N/R 189,202
250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 N/R 197,885
4,800 Total New York 3,641,803
Ohio - 5.4%
245 Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor Acres
Project, Series 2022, 5.625%, 12/01/53, 144A
12/32 at 100.00 N/R 229,249
150 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 BB 119,221
100 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Subordinate Series 2021B, 4.500%, 12/01/55
12/29 at 100.00 N/R 83,195
250 Jefferson County Port Authority, Ohio, Economic Develoepment Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021, 3.500%, 12/01/51,
(AMT)
12/31 at 100.00 Ba2 176,667
250 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call N/R 224,103
1,420 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R 1,232,262
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R 997,760
3,415 Total Ohio 3,062,457
Oklahoma - 2.1%
1,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 BB+ 908,370
100 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41, 144A
12/31 at 100.00 N/R 76,933
250 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Vast Bank Project, Series 2021, 4.000%,
12/01/43, 144A
12/31 at 100.00 N/R 189,305
1,350 Total Oklahoma 1,174,608
Oregon - 1.5%
Yamhill County Hospital Authority, Oregon, Revenue
Bonds, Friendsview Retirement Community, Refunding
Series 2021A:
750 5.000%, 11/15/46 11/28 at 103.00 N/R 642,593
250 5.000%, 11/15/56 11/28 at 103.00 N/R 206,315
1,000 Total Oregon 848,908

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 3.0%
$ 500 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/51
6/31 at 100.00 N/R $ 393,795
500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 451,575
1,500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (5)
9/25 at 100.00 CCC 841,875
2,500 Total Pennsylvania 1,687,245
Puerto Rico - 4.1%
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
105 3.957%, 7/01/29 (5) 8/22 at 100.00 N/R 89,250
100 3.957%, 7/01/42 (5) 8/22 at 100.00 D 85,000
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
450 3.957%, 7/01/17 (5) No Opt. Call N/R 381,375
190 3.957%, 7/01/32 (5) 8/22 at 100.00 D 161,500
250 3.957%, 7/01/37 (5) 8/22 at 100.00 D 212,500
160 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 3.978%, 7/01/27 (5)
8/22 at 100.00 D 136,000
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
329 3.957%, 7/01/24 (5) 8/22 at 100.00 D 279,650
115 3.978%, 7/01/26 (5) 8/22 at 100.00 D 97,750
115 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
3.999%, 7/01/18 (5)
No Opt. Call N/R 97,894
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
155 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 157,821
150 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 152,422
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
41 5.250%, 7/01/23 No Opt. Call N/R 42,119
25 0.000%, 7/01/24 No Opt. Call N/R 22,677
82 5.375%, 7/01/25 No Opt. Call N/R 85,716
82 5.625%, 7/01/27 No Opt. Call N/R 87,065
78 5.750%, 7/01/31 No Opt. Call N/R 85,478
74 4.000%, 7/01/33 7/31 at 103.00 N/R 68,037
57 4.000%, 7/01/37 7/31 at 103.00 N/R 50,717
78 4.000%, 7/01/41 7/31 at 103.00 N/R 67,455
2,636 Total Puerto Rico 2,360,426
South Carolina - 0.9%
330 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A, 5.000%,
6/15/51, 144A
6/29 at 100.00 N/R 282,916
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
7/22 at 100.00 N/R 249,100
580 Total South Carolina 532,016

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee - 0.9%
$ 437 Knoxville Industrial Development Board, Tennessee, Multifamily Revenue
Bonds, Pines Apartments Project, Series 2008, 6.070%, 8/01/48,
(Mandatory Put 9/01/23)
8/22 at 101.00 N/R $ 436,865
100 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 N/R 81,637
537 Total Tennessee 518,502
Texas - 8.9%
250 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 N/R 218,447
250 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A, 4.500%, 2/15/56
2/30 at 100.00 N/R 185,102
100 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R 84,789
275 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50
10/31 at 100.00 BB- 230,120
70 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R 59,851
435 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R 385,802
2,985 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R 1,623,243
940 New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 N/R 803,362
500 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/30
7/25 at 100.00 CCC 425,000
Red River Health Facilities Development Corporation,
Texas, First Mortgage Revenue Bonds, Eden Home Inc.,
Series 2012:
125 4.087%, 12/15/32 (5) 8/22 at 100.00 N/R 77,500
500 4.087%, 12/15/42 (5) 8/22 at 100.00 N/R 310,000
305 4.087%, 12/15/47 (5) 8/22 at 100.00 N/R 189,100
100 Sinton, San Patricio County, Texas, Special Assessment Revenue Bonds,
Somerset Public Improvement District 1 Series 2022, 5.250%, 9/01/51,
144A
9/32 at 100.00 N/R 86,436
500 Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A, 6.250%, 2/15/37 (5)
2/27 at 100.00 N/R 330,000
80 Viridian Municipal Management District, Texas, Assessment Revenue
Bonds, Series 2017, 4.250%, 12/01/44
12/25 at 100.00 N/R 71,612
7,415 Total Texas 5,080,364

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 3.7%
$ 500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R $ 416,465
500 Coral Junction Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A-1, 6.500%, 3/01/53
6/27 at 103.00 N/R 475,230
1,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 N/R 763,620
375 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.000%, 6/15/41
6/28 at 103.00 N/R 297,274
250 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 N/R 182,967
2,625 Total Utah 2,135,556
Virgin Islands - 2.1%
250 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call N/R 241,075
250 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2021B, 8.500%, 7/01/26, 144A
No Opt. Call N/R 239,485
500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
8/22 at 100.00 Caa3 460,565
250 West Indian Company Limited, Virgin Island, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 N/R 233,673
1,250 Total Virgin Islands 1,174,798
West Virginia - 1.5%
South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A:
185 4.250%, 6/01/42, 144A 6/31 at 100.00 N/R 148,771
250 4.500%, 6/01/50, 144A 6/31 at 100.00 N/R 195,010
600 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 499,350
1,035 Total West Virginia 843,131
Wisconsin - 24.6%
3,230 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.000%, 6/01/54, (UB) (4)
6/29 at 37.80 AA 761,763
250 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R 209,825
255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 5.000%, 6/15/51, 144A
6/29 at 100.00 N/R 200,160
1,650 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Discovery Charter School Project, Series 2022, 6.750%, 6/01/62, 144A ,
(WI/DD, Settling 7/14/22)
6/30 at 100.00 N/R 1,645,300
1,750 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/36, 144A
6/26 at 100.00 N/R 1,520,295
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A,
5.875%, 6/15/47, 144A
6/24 at 100.00 N/R 465,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 845 Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, The Foundation of the University of North Carolina at
Charlotte Inc., Series 2021A, 4.000%, 9/01/56
9/31 at 100.00 N/R $ 629,956
Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A:
300 4.375%, 6/01/46, 144A 6/31 at 100.00 N/R 223,599
100 4.500%, 6/01/56, 144A 6/31 at 100.00 N/R 71,592
Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A:
105 3.125%, 8/01/27, 144A (5) No Opt. Call N/R 95,447
100 6.750%, 8/01/31, 144A (5) No Opt. Call N/R 82,553
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
500 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 448,850
4,250 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 3,859,383
750 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R 811,830
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A
7/28 at 100.00 N/R 1,407,090
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
250 5.000%, 6/01/37 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 219,067
250 5.000%, 6/01/52 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 192,385
250 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%,
1/01/51, 144A
1/32 at 100.00 N/R 198,713
100 Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.000%, 12/01/41, 144A
12/31 at 100.00 N/R 84,033
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1, 6.375%, 1/01/48, 144A
1/28 at 100.00 N/R 615,000
100 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R 79,291
290 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Covenant Communities Inc, Second Tier Series 2018B, 4.375%, 7/01/38
7/23 at 103.00 N/R 207,251
18,525 Total Wisconsin 14,029,103
$ 124,850 Total Municipal Bonds (cost $96,931,650) 82,556,887
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 1,606,850 CORPORATE BONDS - 2.8% (1.9% of Total Investments)
X 1,606,850
Electric Utilities - 1.1%
$ 1,000 Talen Energy Supply LLC (5) 6.500% 6/01/25 C $ 638,660
Independent Power and Renewable Electricity Producers - 1.7%
1,000 Energy Harbor Corp (6) 7.000% 5/02/23 N/R 968,190
$ 2,000 Total Corporate Bonds (cost $1,447,886) 1,606,850
Total Long-Term Investments (cost $98,379,536) 84,163,737
Borrowings - (35.1)% (7),(8) (20,000,000)
Floating Rate Obligations - (8.6)% (4,900,000)
Other Assets Less Liabilities - (3.8)% (2,222,406)
Net Assets Applicable to Common Shares - 100% $ 57,041,331

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 82,556,887 $ – $ 82,556,887
Corporate Bonds – 638,660 968,190 1,606,850
Total
$ – $ 83,195,547 $ 968,190 $ 84,163,737
Corporate Bonds
Balance at the beginning of period $-
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) (6,742)
Purchases at cost 970,000
Sales at proceeds -
Net discounts (premiums) 4,932
Transfers into -
Transfers (out of) -
Balance at the end of period $968,190
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(6,742)
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Borrowings as a percentage of Total Investments is 23.8%.
(8) The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.